Fees Summary	Oct. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 400,000,000.00
Previously Paid Amount	34,236.56
Total Fee Amount	34,579.48
Total Offset Amount	0.00
Net Fee	$ 342.92
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A